Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 4,129.4	$ 4,161.1	$ 3,638.7
Cost of goods sold	2,962.0	2,981.6	2,599.8
Gross profit	1,167.4	1,179.5	1,038.9
Selling, general and administrative expenses	915.4	910.3	805.4
Impairments of goodwill and intangible assets		3.3	48.1
Operating income	252.0	265.9	185.4
Interest income	2.3	2.8	1.9
Interest expense	(201.8)	(202.4)	(204.6)
Other income (expense), net	(15.1)	21.8	66.8
Loss on extinguishment of long-term debt	(25.5)
Income before income taxes	11.9	88.1	49.5
Income tax provision	(8.1)	(30.4)	(28.0)
Net income	$ 3.8	$ 57.7	$ 21.5